FINANCIAL RISK FACTORS - Contingent Consideration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Input, liabilities	0.100	0.063
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities		1.00%
Discount rate | Contingent consideration
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 22,681,839	$ 22,169,349
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 23,247,053	$ 23,161,325